Restructuring Costs (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring Charges [Abstract]
Summary of separation activity
The following table summarizes the 2012, 2013 and 2014 employee separation activity:

(Millions of dollars)	Total
Liability balance at December 31, 2011	$90
Increase in liability (separation charges)	94
Reduction in liability (payments and other adjustments)	(155)
Liability balance at December 31, 2012	$29
Increase in liability (separation charges)	151
Reduction in liability (payments and other adjustments)	(91)
Liability balance at December 31, 2013	$89
Increase in liability (separation charges)	382
Reduction in liability (payments and other adjustments)	(289)
Liability balance at December 31, 2014	$182